Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Commitments and Contingencies

14.	COMMITMENTS AND CONTINGENCIES

(a)	Leases

The Group has the following commitments as of December 31, 2017:

	Less than 1 Year		Between 1 and 5 years		Later than 5 years		Total
Anchorage office lease [1]	US$	179	US$	765	US$	–	US$	944
Pebble Project site leases [2]		115		–		–		115
Total	US$	294	US$	765	US$	–	US$	1,059
Total in Canadian dollars [3]		$370		$961		$–		$1,331

Notes:

1.	Lease which expires November 30, 2022.

2.	The Group has leases for a hangar at site and core storage. The hanger lease expires May 1, 2018 and the core yard lease expires June 1, 2018.

3.	Converted at the Wall Street Journal closing rate of $1.2573 per US$1 on December 31, 2017.

(b)	Legal Proceedings

On February 14, 2017, short seller investment firm Kerrisdale Capital Management LLC published a negative piece (the "Kerrisdale Report") regarding the Pebble Project. Three putative shareholder class actions were filed against the Company and certain of its current officers and directors in US federal courts, specifically the Central District of California (Los Angeles) and the Southern District of New York (New York City). The cases are captioned: Diaz v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01241 (C.D. Cal.), Kirwin v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01238 (S.D.N.Y.) and Schubert v. Northern Dynasty Minerals, Ltd., et al., Case No. 1:17-CV-02437 (S.D.N.Y.). The complaints appear to rely on the claims made in the Kerrisdale Report and allege damages to a class of investors who purchased shares of the Company prior to the publication of the Kerrisdale Report and allege liability for losses pursuant to Section 10(b) of the Exchange Act of 1934 and SEC Rule 10b-5 thereunder, as well as control person liability against the individual defendants pursuant to Section 20(a) of the Exchange Act. The plaintiffs in both the Kirwin and Schubert actions voluntarily dismissed their claims without prejudice. The plaintiffs in the Diaz action continue to litigate and filed an amended complaint. The Company filed a motion to dismiss the complaint and the plaintiffs have filed a motion opposing the dismissal to which the Company replied in March 2018. The Company believes that the allegations in the existing complaint are without merit, and it intends to defend itself vigorously in the Diaz action.